Restatement of Previously Issued Financial Statement	Feb. 05, 2021
Prior Period Adjustment [Abstract]
Restatement of Previously Issued Financial Statement
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT
Management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. In accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”), paragraph
10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001
. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. As a result, Management determined that the Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in a restatement of the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated
deficit
and Class A common stock.
Additionally, the Company reevaluated the accounting treatment of (i) the 6,666,667 Public Warrants that were included in the units issued by the Company in its Initial Public Offering and (ii) the 259,167 Private Warrants that were issued to the
Sponsor
in a private placement that closed concurrently with the closing of the Initial Public Offering (together with the Public Warrants, the “Warrants”). The Company previously classified the Warrants in stockholders’ equity. Upon further evaluation of the terms of the Warrants, management concluded that the Warrants should be accounted for as a derivative liability. The agreement for the Private Warrants includes a provision which, if applied could result in a different settlement value for the Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed
option on the Company’s common stock, as noted in ASC
815-40-15,
the Warrants could not be considered “indexed to the Company’s own stock.” In addition, the agreement for the Public Warrants and the Private Warrants includes a provision which, if applied, provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s common stock, all holders of the Warrants (both Public Warrants and Private Warrants) would be entitled to receive cash for their Warrants. In other words, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Warrant holders would be entitled to cash, while only certain holders of the Company’s common stock would be entitled to cash. Thus, these provisions preclude the Company from classifying the Warrants in stockholders’ equity. As the Warrants meet the definition of a derivative as contemplated in ASC Topic 815, “Derivatives and Hedging” (“ASC 815”), the Warrants should be recorded as derivative liabilities on the balance sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the statement of operations in the period of change.
In accordance with FASB ASC Topic 340, “Other Assets and Deferred Costs,” as a result of the classification of the Warrants as derivative liabilities, the Company expensed a portion of the offering costs originally recorded as a reduction in equity. The portion of offering costs that was expensed was determined based on the relative fair value of the Public Warrants and shares of Class A common stock included in the Public Units.
In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also restated its loss per share calculation to allocate income and losses shared pro rata between the three classes of shares. Accordingly, effective with this filing, the Company presents all redeemable Class A common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering, and to classify all outstanding Warrants as liabilities. The previously presented Audited Balance Sheet included in the Original 8-K and should no longer be relied upon.
There has been no change in the Company’s total assets, liabilities, operating results, or cash position.

The impact of the restatement on the Company’s financial statements is reflected in the following table:
Balance Sheet as of February 5, 2021

	As Previously Reported	Adjustment	As Restated
Warrant liabilities	$—	$6,097,325	$6,097,325
Total liabilities	$7,475,570	$6,097,325	$13,572,895
Class A common stock subject to possible redemption	$190,658,310	$9,341,690	$200,000,000
Class A common stock	$171	$(93)	$78
Additional paid-in capital	$5,385,288	$(5,385,288)	$—
Accumulated deficit	$(385,949)	$(10,053,634)	$(10,439,583)
Total stockholders’ equity (deficit)	$5,000,010	$(15,439,015)	$(10,439,005)
Total liabilities and stockholders’ equity (deficit)	$203,133,890	$—	$203,133,890
Number of shares subject to redemption	19,065,831	934,169	20,000,000